                            111 Huntington Avenue, Boston, Massachusetts  02199
                                   Phone 617-954-5000

January 3, 2013

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust I (the “Trust”) (File No.  33-7638 and 811-4777) on Behalf of MFS® Cash Reserve Fund, MFS® Core Equity Fund, MFS® Global Leaders Fund, MFS® New Discovery Fund, MFS® Research International Fund, MFS® Technology Fund and MFS® Value Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 63 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on December 27, 2012.

Please call the undersigned at (617) 954-6765 or David Harris at (617) 954-4417 with any questions you may have.

Very truly yours,

JOHNATHAN C. MATHIESEN
Johnathan C. Mathiesen
Assistant Vice President and
  Associate Counsel

JCM/bjn